Financial liabilities (Details 6) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Information on net borrowings [Line Items]
Carrying amount at beginning	€ 24,707
Cash flows
Currency translation differences
Changes in the scope of consolidation	494
Other non-monetary changes
Carrying amount at Ending	25,865
Long-term debt and current portion of long-term debt [Member]
Disclosure Of Information on net borrowings [Line Items]
Carrying amount at beginning	22,465
Cash flows
Currency translation differences
Other non-monetary changes
Carrying amount at Ending	23,683
Short term borrowings [member]
Disclosure Of Information on net borrowings [Line Items]
Carrying amount at beginning	2,242
Cash flows
Currency translation differences
Changes in the scope of consolidation	494
Other non-monetary changes
Carrying amount at Ending	€ 2,182